LVIP Delaware High Yield Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–86.75%
Advertising–0.59%
CMG Media Corp. 8.88% 12/15/27	1,460,000	$967,557
		967,557
Aerospace & Defense–2.65%
Bombardier, Inc.
6.00% 2/15/28	547,000	538,070
7.25% 7/1/31	395,000	395,804
7.50% 2/1/29	652,000	671,387
8.75% 11/15/30	695,000	742,104
TransDigm, Inc.
6.63% 3/1/32	675,000	681,947
6.88% 12/15/30	1,320,000	1,345,601
		4,374,913
Airlines–0.49%
Air Canada 3.88% 8/15/26	855,000	816,030
		816,030
Auto Manufacturers–2.91%
Allison Transmission, Inc. 5.88% 6/1/29	2,360,000	2,336,655
Ford Motor Co. 4.75% 1/15/43	550,000	456,708
Ford Motor Credit Co. LLC
3.38% 11/13/25	505,000	485,845
4.13% 8/17/27	560,000	531,396
4.54% 8/1/26	510,000	495,066
7.35% 3/6/30	460,000	490,433
		4,796,103
Auto Parts & Equipment–0.93%
Clarios Global LP/Clarios U.S. Finance Co. 8.50% 5/15/27	775,000	776,172
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	756,617
		1,532,789
Banks–0.87%
μBank of Montreal 7.70% 5/26/84	585,000	591,874
μBarclays PLC 9.63% 12/15/29	770,000	816,510
μ‡SVB Financial Group 4.10% 2/15/31	1,425,000	21,375
		1,429,759
Building Materials–1.27%
CP Atlas Buyer, Inc. 7.00% 12/1/28	940,000	882,197
Standard Industries, Inc. 3.38% 1/15/31	1,445,000	1,211,580
		2,093,777
Chemicals–0.64%
NOVA Chemicals Corp. 8.50% 11/15/28	185,000	196,908
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Vibrantz Technologies, Inc. 9.00% 2/15/30	930,000	$858,850
		1,055,758
Commercial Services–2.93%
ADT Security Corp. 4.13% 8/1/29	970,000	888,686
Gartner, Inc. 4.50% 7/1/28	765,000	728,744
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	538,425
United Rentals North America, Inc. 3.88% 2/15/31	2,755,000	2,468,493
Wand NewCo 3, Inc. 7.63% 1/30/32	200,000	206,845
		4,831,193
Computers–1.25%
NCR Voyix Corp.
5.00% 10/1/28	460,000	428,799
5.13% 4/15/29	245,000	227,226
5.25% 10/1/30	580,000	524,766
Seagate HDD Cayman
5.75% 12/1/34	450,000	440,199
8.25% 12/15/29	405,000	435,158
		2,056,148
Diversified Financial Services–3.48%
μAerCap Holdings NV 5.88% 10/10/79	1,723,000	1,710,650
μAir Lease Corp. 4.65% 6/15/26	905,000	854,498
Castlelake Aviation Finance DAC 5.00% 4/15/27	1,470,000	1,415,830
NFP Corp.
6.88% 8/15/28	1,340,000	1,357,103
7.50% 10/1/30	390,000	410,867
		5,748,948
Electric–3.43%
Calpine Corp.
3.75% 3/1/31	950,000	831,927
4.63% 2/1/29	320,000	296,165
5.00% 2/1/31	1,005,000	921,884
5.13% 3/15/28	565,000	542,255
μVistra Corp.
7.00% 12/15/26	1,645,000	1,628,790
8.00% 10/15/26	760,000	777,151
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	667,101
		5,665,273
Electronics–0.57%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	940,480
		940,480
LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–2.56%
Caesars Entertainment, Inc.
6.50% 2/15/32	390,000	$393,434
7.00% 2/15/30	1,360,000	1,396,020
Light & Wonder International, Inc. 7.25% 11/15/29	1,135,000	1,165,153
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	1,320,000	1,276,104
		4,230,711
Environmental Control–0.59%
GFL Environmental, Inc. 6.75% 1/15/31	945,000	968,448
		968,448
Food–1.19%
Fiesta Purchaser, Inc. 7.88% 3/1/31	1,063,000	1,097,760
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	869,891
		1,967,651
Health Care Products–1.67%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	797,774
Medline Borrower LP
3.88% 4/1/29	795,000	723,614
5.25% 10/1/29	1,310,000	1,238,171
		2,759,559
Health Care Services–4.13%
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	385,000	367,898
3.50% 4/1/30	90,000	85,717
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	737,018
6.13% 4/1/30	200,000	144,223
6.88% 4/15/29	200,000	149,744
DaVita, Inc.
3.75% 2/15/31	490,000	410,258
4.63% 6/1/30	480,000	429,736
HCA, Inc. 7.58% 9/15/25	580,000	593,536
Heartland Dental LLC/Heartland Dental Finance Corp. 8.50% 5/1/26	920,000	907,831
Legacy LifePoint Health LLC 4.38% 2/15/27	615,000	586,043
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	831,407
Tenet Healthcare Corp.
4.38% 1/15/30	1,025,000	947,378
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp. (continued)
6.13% 10/1/28	625,000	$622,760
		6,813,549
Insurance–3.93%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	526,983
8.13% 2/15/32	480,000	484,074
HUB International Ltd.
5.63% 12/1/29	860,000	806,359
7.38% 1/31/32	780,000	785,252
Jones Deslauriers Insurance Management, Inc.
8.50% 3/15/30	1,140,000	1,188,313
10.50% 12/15/30	1,210,000	1,276,828
Panther Escrow Issuer LLC 7.13% 6/1/31	805,000	818,452
USI, Inc. 7.50% 1/15/32	590,000	591,087
		6,477,348
Internet–1.29%
Arches Buyer, Inc. 6.13% 12/1/28	970,000	812,544
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27	1,280,000	1,308,905
		2,121,449
Iron & Steel–0.69%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,144,916
		1,144,916
Leisure Time–3.27%
Acushnet Co. 7.38% 10/15/28	504,000	522,282
Carnival Corp.
5.75% 3/1/27	765,000	757,148
6.00% 5/1/29	1,710,000	1,687,273
Royal Caribbean Cruises Ltd.
5.50% 4/1/28	2,049,000	2,025,239
7.25% 1/15/30	390,000	405,203
		5,397,145
Lodging–0.99%
Boyd Gaming Corp. 4.75% 6/15/31	1,780,000	1,635,726
		1,635,726
LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.29%
Esab Corp. 6.25% 4/15/29	475,000	$477,224
		477,224
Media–7.46%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	722,881
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,018,227
4.50% 5/1/32	230,000	184,827
5.38% 6/1/29	765,000	700,317
6.38% 9/1/29	830,000	787,407
CSC Holdings LLC
4.63% 12/1/30	275,000	139,649
5.00% 11/15/31	895,000	452,452
5.75% 1/15/30	1,860,000	984,634
Cumulus Media New Holdings, Inc. 6.75% 7/1/26	854,000	456,776
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,669,754
DISH DBS Corp. 5.75% 12/1/28	1,400,000	962,157
Gray Television, Inc. 5.38% 11/15/31	2,180,000	1,429,468
Nexstar Media, Inc. 4.75% 11/1/28	680,000	619,592
Sirius XM Radio, Inc.
4.00% 7/15/28	920,000	841,681
4.13% 7/1/30	955,000	834,831
VZ Secured Financing BV 5.00% 1/15/32	595,000	510,869
		12,315,522
Metal Fabricate & Hardware–0.84%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,378,007
		1,378,007
Mining–3.58%
Alcoa Nederland Holding BV 5.50% 12/15/27	835,000	826,771
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,196,869
First Quantum Minerals Ltd.
6.88% 10/15/27	440,000	421,857
8.63% 6/1/31	430,000	417,995
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	685,000	673,879
6.13% 4/15/32	310,000	306,506
Novelis Corp.
3.25% 11/15/26	195,000	181,697
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis Corp. (continued)
3.88% 8/15/31	195,000	$167,506
4.75% 1/30/30	1,850,000	1,706,852
		5,899,932
Office Business Equipment–0.75%
CDW LLC/CDW Finance Corp. 3.57% 12/1/31	1,405,000	1,235,183
		1,235,183
Oil & Gas–7.74%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,015,000	967,732
7.00% 11/1/26	475,000	476,188
Callon Petroleum Co.
7.50% 6/15/30	975,000	1,031,063
8.00% 8/1/28	615,000	642,638
Civitas Resources, Inc. 8.63% 11/1/30	765,000	821,440
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,057,437
6.00% 2/1/31	150,000	145,848
6.25% 4/15/32	553,000	545,366
Murphy Oil Corp. 6.38% 7/15/28	1,705,000	1,716,299
Nabors Industries Ltd. 7.25% 1/15/26	611,000	607,217
Nabors Industries, Inc. 9.13% 1/31/30	600,000	623,794
Southwestern Energy Co.
5.38% 2/1/29	155,000	150,541
5.38% 3/15/30	1,315,000	1,265,636
Transocean, Inc. 8.00% 2/1/27	1,104,000	1,095,797
Vital Energy, Inc.
7.75% 7/31/29	875,000	882,228
7.88% 4/15/32	320,000	325,078
9.75% 10/15/30	385,000	421,016
		12,775,318
Oil & Gas Services–1.95%
Kodiak Gas Services LLC 7.25% 2/15/29	435,000	443,086
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 4/1/26	165,000	164,810
6.88% 9/1/27	1,035,000	1,037,462
7.13% 3/15/29	400,000	404,983
Weatherford International Ltd. 8.63% 4/30/30	1,125,000	1,174,465
		3,224,806
LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–2.29%
@ARD Finance SA 6.50% 6/30/27	583,004	$195,098
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25% 9/1/28	460,000	397,358
4.00% 9/1/29	485,000	390,935
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	155,000	154,875
8.75% 4/15/30	500,000	491,270
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	1,100,000	1,120,626
9.25% 4/15/27	395,000	391,854
Sealed Air Corp. 5.00% 4/15/29	450,000	431,942
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	207,937
		3,781,895
Pharmaceuticals–1.19%
Bausch Health Cos., Inc. 11.00% 9/30/28	356,000	237,630
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	890,935
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31	945,000	840,207
		1,968,772
Pipelines–3.24%
Energy Transfer LP
5.63% 5/1/27	183,000	182,341
6.00% 2/1/29	803,000	810,035
EQM Midstream Partners LP
4.75% 1/15/31	1,732,000	1,610,683
6.50% 7/15/48	265,000	265,793
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	785,000	789,040
8.00% 1/15/27	380,000	384,419
NuStar Logistics LP
6.00% 6/1/26	642,000	639,134
6.38% 10/1/30	652,000	656,216
		5,337,661
Real Estate Investment Trusts–0.84%
Iron Mountain, Inc. 5.25% 7/15/30	1,470,000	1,390,587
		1,390,587
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–5.84%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	$203,022
4.75% 3/1/30	660,000	607,839
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	603,310
6.95% 3/1/33	431,000	429,630
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	1,259,000	1,247,652
Murphy Oil USA, Inc. 3.75% 2/15/31	1,805,000	1,576,493
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,205,000	1,173,118
SRS Distribution, Inc.
6.00% 12/1/29	435,000	444,355
6.13% 7/1/29	435,000	443,592
Staples, Inc. 7.50% 4/15/26	924,000	901,798
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,354,551
@White Cap Parent LLC 8.25% 3/15/26	642,000	641,376
		9,626,736
Semiconductors–0.99%
Entegris, Inc.
4.75% 4/15/29	437,000	418,801
5.95% 6/15/30	1,225,000	1,210,493
		1,629,294
Software–1.49%
Athenahealth Group, Inc. 6.50% 2/15/30	420,000	384,140
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	1,001,224
UKG, Inc. 6.88% 2/1/31	1,060,000	1,079,850
		2,465,214
Telecommunications–5.94%
Altice France Holding SA 6.00% 2/15/28	1,420,000	404,368
Altice France SA 5.50% 10/15/29	1,415,000	960,407
CommScope Technologies LLC 6.00% 6/15/25	486,000	422,674
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	1,740,000	1,705,679
Consolidated Communications, Inc.
5.00% 10/1/28	365,000	304,225
6.50% 10/1/28	1,510,000	1,319,018
Frontier Communications Holdings LLC
5.00% 5/1/28	150,000	139,232
LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Frontier Communications Holdings LLC (continued)
5.88% 10/15/27	1,260,000	$1,219,852
5.88% 11/1/29	435,000	367,575
6.75% 5/1/29	515,000	458,963
8.75% 5/15/30	225,000	230,225
Sable International Finance Ltd. 5.75% 9/7/27	1,206,000	1,163,790
Sprint Capital Corp. 8.75% 3/15/32	200,000	242,510
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	861,884
		9,800,402
Total Corporate Bonds (Cost $150,404,007)		143,131,783
LOAN AGREEMENTS–8.74%
•Amynta Agency Borrower, Inc. 9.59% (SOFR CME01M + 4.25%) 2/28/28	1,492,509	1,497,181
•Applied Systems, Inc. 10.56% (SOFR CME03M + 5.25%) 2/23/32	763,000	788,751
•Bausch & Lomb Corp. 8.68% (SOFR CME01M + 3.25%) 5/10/27	788,977	778,721
•CommScope, Inc. 8.69% (SOFRTE01M + 3.25%) 4/6/26	414,440	375,068
∞Cotiviti, Inc. 0.00% 2/21/31	806,000	807,008
•Dynacast International LLC 9.94% (SOFR CME03M + 4.50%) 7/22/25	1,161,044	1,105,314
∞Guardian U.S. Holdco LLC 0.00% 1/31/30	475,750	476,939
•Hexion Holdings Corp.
9.98% (SOFRTE03M + 4.50%) 3/15/29	240,713	236,630
12.87% (SOFRTE01M + 7.44%) 3/15/30	1,015,000	893,200
∞Morgan Stanley & Co. International PLC 0.00% 3/25/31	825,000	826,551
•Parkway Generation LLC
10.32% (SOFRTE03M + 4.75%) 2/18/29	349,252	347,943
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Parkway Generation LLC (continued)
10.32% (SOFRTE03M + 4.75%) 2/18/29	43,966	$43,801
•PMHC II, Inc. 9.72% (SOFR CME03M + 4.25%) 4/23/29	178,191	176,220
•Pre-Paid Legal Services, Inc. 12.44% (SOFR CME01M + 7.00%) 12/14/29	38,095	37,143
•Roper Industrial Products Investment Co. LLC 9.30% (SOFR CME03M + 4.00%) 11/22/29	1,386,035	1,393,547
•Solis IV BV 8.82% (SOFR CME03M + 3.50%) 2/26/29	423,798	418,170
•Springs Windows Fashions LLC 9.44% (SOFRTE01M + 4.00%) 10/6/28	832,446	762,379
•SPX Flow, Inc. 9.93% (SOFRTE01M + 4.50%) 4/5/29	845,271	848,178
•Ultimate Software Group, Inc. 10.68% (SOFR CME03M + 5.25%) 5/3/27	1,065,310	1,072,853
•Vantage Specialty Chemicals, Inc. 10.07% (SOFR CME03M + 4.75%) 10/26/26	1,547,675	1,525,914
Total Loan Agreements (Cost $14,189,075)		14,411,511
SUPRANATIONAL BANK–0.57%
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	940,734
Total Supranational Bank (Cost $945,000)		940,734

	Number of Shares
MONEY MARKET FUND–4.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	8,029,835	8,029,835
Total Money Market Fund (Cost $8,029,835)		8,029,835

TOTAL INVESTMENTS–100.92% (Cost $173,567,917)	166,513,863

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.92%)	(1,524,726)
NET ASSETS APPLICABLE TO 38,569,519 SHARES OUTSTANDING–100.00%	$164,989,137

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Delayed settlement. Interest rate to be determined upon settlement date.

Summary of Abbreviations:
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes.
LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$143,131,783	$—	$143,131,783
Loan Agreements	—	14,411,511	—	14,411,511
Supranational Bank	—	940,734	—	940,734
Money Market Fund	8,029,835	—	—	8,029,835
Total Investments	$8,029,835	$158,484,028	$—	$166,513,863
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware High Yield Fund–7